Fair Value Measurements	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Measurements
Fair Value Measurements

NOTE 10.  FAIR VALUE MEASUREMENTS

A reconciliation of the beginning and ending balances of the derivative assets and liabilities is summarized below:

Beginning of period	$—
Acquisition date fair value of derivative liabilities:
Public warrants issued in the initial public offering	19,458,000
Private placement warrants issued in connection with the initial public offering (1)	10,415,200
Forward Purchase Agreement liability (2)	4,045,920
Total acquisition date fair value of derivative liabilities	33,919,120
Change in fair value of warrant liabilities - Public	1,932,000
Change in fair value of warrant liabilities - Private	1,034,130
Change in fair value of forward purchase agreement	3,647,030
End of period	$40,532,280
(1)	The acquisition date fair value of the private placement warrants issued in connection with the initial public offering is $10,415,200. The private placement warrants were issued at $11,080,000 (See Note 5. Private Placement above) therefore $664,800 of Cash received in private placement excess of initial fair value is recorded in Additional Paid-in Capital on the Statement of Changes in Shareholders Deficit.
(2)	The liability associated with the forward purchase agreement entered on December 15, 2020, was recorded as a loss from issuance of the forward purchase agreement and is included in the change in fair value of derivative liabilities as of December 31, 2020.

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$414,020,525	$—	$—	$414,020,525
Liabilities:
Derivative liabilities (Restated)	$—	$—	$40,532,280	$40,532,280

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for the period ended December 31, 2020.

The fair value of the Public Warrants issued in connection with the Public Offering and the Private Placement Warrants were measured using a binomial lattice model in a risk-neutral framework. The fair value of the forward purchase agreement is based on the fair value of the Company’s publicly traded Units on each valuation date, less the present value of the contractually stipulated forward price of $10.00. For the period from September 28, 2020 (inception) through December 31, 2020, the Company recognized a non-operating loss in the statement of operations resulting from an increase in the fair value of derivative liabilities of approximately $10.7 million presented as change in fair value of derivative liabilities in the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. The Company estimates the volatility of its ordinary share warrants based on implied volatility from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of	As of
	December 15,	December 31,
	2020	2020
Share price	$9.81	$10.02
Exercise price	$11.50	$11.50
Term (in years)	6.00	6.00
Volatility	20.50%	21.00%
Risk-free interest rate	0.51%	0.50%
Expected dividends	0.00%	0.00%

The change in the fair value of derivative liabilities measured using Level 3 inputs for the period from September 28, 2020 (inception) through December 31, 2020 is summarized as follows:

Level 3 derivative liabilities at December 15, 2020
Issuance of Public, Private Warrants	$29,873,200
Change in fair value of derivative liabilities	10,659,080
Level 3 derivative liabilities at December 31, 2020	$40,532,280

Note 10—Fair Value Measurements

A reconciliation of the beginning and ending balances of the derivative liabilities is summarized below:

December 31, 2020 - Beginning of Period
Warrant Liabilities - Public	$21,390,000
Warrant Liabilities - Private	11,449,330
Forward Purchase agreement	7,692,950
December 31, 2020 total	$40,532,280
Change in fair value of warrant liabilities – Public	(4,140,000)
Change in fair value of warrant liabilities – Private	(2,216,000)
Change in fair value of forward purchase agreement	(4,892,950)
September 30, 2021 - End of Period	$29,283,330

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020, by level within the fair value hierarchy:

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$414,100,847	$—	$—	$414,100,847
Liabilities:
Derivative liabilities - public warrants	17,250,000	—	—	17,250,000
Derivative liabilities - private placement warrants	—	9,233,330	—	9,233,330
Derivative liabilities - forward purchase agreement	—	—	2,800,000	2,800,000
Total liabilities	$17,250,000	$9,233,330	$2,800,000	$29,283,330

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$414,020,525	$—	$—	$414,020,525
Liabilities:
Derivative liabilities - public warrants	—	—	21,390,000	21,390,000
Derivative liabilities - private placement warrants	—	—	11,449,330	11,449,330
Derivative liabilities - forward purchase agreement	—	—	7,692,950	7,692,950
Total liabilities	$—	$—	$40,532,280	$40,532,280

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement, as a result of the Public Warrants being listed in an active market in February 2021.

Prior to the Public Warrants being separately traded in an active market, the fair value of the Public Warrants issued in connection with the Public Offering and the Private Placement Warrants were measured using a binomial lattice model in a risk-neutral framework. The fair value of the forward purchase agreement is based on the fair value of the Company’s publicly traded Units on each valuation date, less the present value of the contractually stipulated forward price of $10.00. Beginning in February 2021, the fair value of the Public Warrants are determined based on the listed price in an active market for such warrants and the fair value of the Private Placement Warrants is estimated to be approximately equal to that of the Public Warrants given the low likelihood of the Company’s ordinary share price exceeding $18.00 by the start of the exercise period.

For the three and nine months ended September 30, 2021, the Company recognized a non-operating loss and gain in the unaudited condensed consolidated statements of operations resulting from an increase and decrease in the fair value of derivative liabilities of approximately $8.5 million and $11.3 million, respectively, which is presented as change in fair value of derivative liabilities in the accompanying unaudited condensed consolidated statements of operations.

The estimated fair value of the Private Placement Warrants, Public Warrants and Forward Purchase Agreement, as of December 31, 2020 was determined using Level 3 inputs. The Company estimated the volatility of its ordinary share warrants based on implied volatility from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as of each measurement date:

	As of	As of	As of	As of
	September 30, 2021	June 30, 2021	March 31, 2021	December 31, 2020
Share price, used in warrant valuations	n/a	n/a	n/a	$10.02
Unit price, used in forward valuation	$10.20	$10.04	$10.05	$10.54
Exercise price, warrants	n/a	n/a	n/a	$11.50
Exercise price, forward	$10.00	$10.00	$10.00	$10.00
Term (in years), used in warrant valuations	n/a	n/a	n/a	6.00
Term (in years), used in forward valuation	0.25	0.46	0.71	0.96
Volatility	n/a	n/a	n/a	21.00%
Risk-free interest rate, used in warrant valuations	n/a	n/a	n/a	0.50%
Risk-free interest rate, used in forward valuation	0.04%	0.06%	0.06%	0.10%
Expected dividends	n/a	n/a	n/a	n/a

The change in the fair value of the derivative liabilities, classified as Level 3, for the three and nine months ended September 30, 2021 is summarized as follows:

Level 3 derivative liabilities at December 31, 2020	$40,532,280
Transfers from Level 3	(32,839,330)
Change in fair value	(6,935,120)
Level 3 derivative liabilities at March 31, 2021	$757,830
Change in fair value	(159,200)
Level 3 derivative liabilities at June 30, 2021	$598,630
Change in fair value	2,201,370
Level 3 derivative liabilities at September 30, 2021	$2,800,000